Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Stock Options

The following summarizes options activity:

	Years Ended December 31,
	2013		2012		2011
	Number	Average	Number	Average	Number	Average
	of	Exercise	of	Exercise	of	Exercise
	Shares	Price	Shares	Price	Shares	Price
Shares under option at beginning of year	9,473,482	$58.69	10,481,750	$47.20	11,039,544	$38.01
Granted	2,832,587	69.37	2,239,088	84.58	2,277,946	79.68
Cancelled	(303,417)	72.43	(228,137)	60.28	(241,174)	40.20
Exercised	(1,366,459)	77.44	(3,019,219)	82.26	(2,594,566)	36.84

Shares under option at end of year	10,636,193	$63.29	9,473,482	$58.69	10,481,750	$47.20

Exercisable at end of year	5,831,091	$53.46	4,823,331	$43.99	5,073,965	$38.47

Summary of Stock Option Outstanding Information

The following summarizes information about stock options outstanding at December 31, 2013:

	Weighted-Avg	Options Outstanding		Options Exercisable
	Remaining		Weighted		Weighted
Range of Exercise Price	Contractual	Shares	Exercise	Shares	Exercise
$9.14—$45.00	4.36	3,201,686	$34.43	3,201,686	$34.43
$45.01—$70.00	8.17	3,361,420	67.84	622,464	61.32
$70.01—$84.58	7.63	4,073,087	82.21	2,006,941	81.39

Total	6.82	10,636,193	$63.29	5,831,091	$53.46

Assumption Used in Determination of Fair Value of Share Based Payment Awards

The use of the Black Scholes model requires the use of extensive actual employee exercise activity data and the use of a number of complex assumptions including expected volatility, risk-free interest rate, expected dividends and expected term.

	Years Ended December 31,
	2013	2012	2011
Valuation Assumptions:
Expected volatility	50.1%	51.7%	53.2%
Risk-free interest rate	0.9%	0.9%	2.1%
Expected dividends	$0.75	$0.57	$0.44
Expected term (in years)	3.4	3.2	3.1

Summary of Information and Changes in Stock Options with Regard to Stock Option Plans

The following summary presents information regarding outstanding options at December 31, 2013 and changes during 2013 with regard to options under all stock option plans:

			Weighted
		Weighted- Average	Remaining Contractual	Average
	Shares	Exercise Price	Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	9,473,482	$58.69	6.86	$150,667,018
Granted	2,832,587	$69.37
Exercised	(303,417)	$72.43
Cancelled	(1,366,459)	$77.44

Outstanding at December 31, 2013	10,636,193	$63.29	6.82	$183,849,267

Vested or expected to vest	10,466,014	$63.29	6.82	$180,907,679

Exercisable at December 31, 2013	5,831,091	$53.46	5.37	$155,892,094

Summary of Information Regarding Outstanding Restricted Shares

The following summary presents information regarding outstanding restricted shares:

	Years Ended December 31,
	2013		2012		2011
		Weighted-		Weighted-		Weighted-
	Number	Average	Number	Average	Number	Average
	of	Grant Date	of	Grant Date	of	Grant Date
	Units	Fair Value	Units	Fair Value	Units	Fair Value
Nonvested at beginning of year	1,336,666	$67.56	1,606,047	$44.21	1,765,837	$42.15
Granted	758,176	69.07	482,428	83.79	374,425	79.53
Vested	(340,218)	69.29	(406,844)	83.34	(496,642)	64.22
Cancelled	(239,534)	40.97	(344,965)	30.39	(37,573)	44.02

Nonvested at end of year	1,515,090	$73.73	1,336,666	$67.56	1,606,047	$44.21